COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Bank guarantee to secure lease agreements	$ 19,793	$ 8,264
Total undiscounted cash flows	$ 51,748
Israel office lease [Member]
Lessee, Lease, Description [Line Items]
Lease term	10 years
New York office lease [Member]
Lessee, Lease, Description [Line Items]
Lease term	5 years